UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                  Maxim T. Rowe Price MidCap Growth Portfolio


MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                     $        294,652,962
      Cash                                                                                                           23,359
      Dividends receivable                                                                                           75,304
      Subscriptions receivable                                                                                      369,871
      Receivable for investments sold                                                                               880,124
                                                                                                         -------------------
                                                                                                         -------------------

      Total assets                                                                                              296,001,620
                                                                                                         -------------------
                                                                                                         -------------------

LIABILITIES:
      Due to investment adviser                                                                                     269,327
      Redemptions payable                                                                                           706,445
      Payable for investments purchased                                                                             444,571
                                                                                                         -------------------
                                                                                                         -------------------

      Total liabilities                                                                                           1,420,343
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        294,581,277
                                                                                                         ===================
                                                                                                         ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                    $          1,705,097
      Additional paid-in capital                                                                                207,645,707
      Net unrealized appreciation on investments and translation of assets and
      liabilities denominated in foreign currencies                                                              62,331,024
      Undistributed net investment loss                                                                          (1,119,992)
      Accumulated net realized gain on investments                                                               24,019,441
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        294,581,277
                                                                                                         ===================
                                                                                                         ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                  $              17.28
                                                                                                         ===================
                                                                                                         ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                230,000,000
      Outstanding                                                                                                17,050,965

(1)  Cost of investments in securities:                                                                $        232,321,938

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                          $            79,761
     Dividends                                                                                                     551,807
     Foreign withholding tax                                                                                        (4,414)
                                                                                                         ------------------
                                                                                                         ------------------

     Total income                                                                                                  627,154
                                                                                                         ------------------
                                                                                                         ------------------

EXPENSES:
     Audit fees                                                                                                      5,122
     Bank and custodial fees                                                                                        26,305
     Investment administration                                                                                      37,185
     Management fees                                                                                             1,679,947
     Other expenses                                                                                                 16,678
                                                                                                         ------------------
                                                                                                         ------------------

     Total expenses                                                                                              1,765,237

     Less amount reimbursed by investment adviser                                                                   18,091
                                                                                                         ------------------
                                                                                                         ------------------

     Net expenses                                                                                                1,747,146
                                                                                                         ------------------
                                                                                                         ------------------

NET INVESTMENT LOSS                                                                                             (1,119,992)
                                                                                                         ------------------
                                                                                                         ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           26,992,152
     Change in net unrealized appreciation on investments                                                       (5,356,429)
     Change in net unrealized depreciation on translation of assets and
     liabilities denominated in foreign currencies                                                                 (40,745)
                                                                                                         ------------------
                                                                                                         ------------------

     Net realized and unrealized gain on investments                                                            21,594,978
                                                                                                         ------------------
                                                                                                         ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        20,474,986
                                                                                                         ==================
                                                                                                         ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                          2004                2003
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------
                                                                                        UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                           $      (1,119,992)  $      (1,655,324)
     Net realized gain on investments                                                     26,992,152          17,071,938
     Change in net unrealized appreciation on investments                                 (5,356,429)         72,028,451
     Change in net unrealized appreciation (depreciation) on translation of assets
     and liabilities denominated in foreign currencies                                       (40,745)             29,490
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

     Net increase in net assets resulting from operations                                 20,474,986          87,474,555
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains                                                                       0          (9,349,468)
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    83,298,659         193,928,678
     Reinvestment of distributions                                                                 0           9,349,468
     Redemptions of shares                                                              (144,369,255)       (150,489,402)
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

     Net increase (decrease) in net assets resulting from share transactions             (61,070,596)         52,788,744
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

     Total increase (decrease) in net assets                                             (40,595,610)        130,913,831

NET ASSETS:
     Beginning of period                                                                 335,176,887         204,263,056
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

     End of period  (1)                                                            $     294,581,277   $     335,176,887
                                                                                     ================    ================
                                                                                     ================    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                  5,024,032          13,832,082
     Issued in reinvestment of distributions                                                       0             600,094
     Redeemed                                                                             (8,846,724)        (10,582,616)
                                                                                     ----------------    ----------------
                                                                                     ----------------    ----------------

     Net increase (decrease)                                                              (3,822,692)          3,849,560
                                                                                     ================    ================
                                                                                     ================    ================

(1) Including undistributed net investment loss                                    $      (1,119,992)  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended                    Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       16.06  $     12.00         15.38 $      15.62 $      15.83  $     13.47

Income from Investment Operations

Net investment income (loss)                    (0.07)                                                0.06        (0.04)
Net realized and unrealized gain (loss)          1.29         4.53         (3.38)       (0.19)        1.08         3.28
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        1.22         4.53         (3.38)       (0.19)        1.14         3.24
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net realized gains                          0.00        (0.47)         0.00        (0.05)       (1.35)       (0.88)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       17.28  $     16.06         12.00 $      15.38 $      15.62  $     15.83
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    7.60% o     37.81%       (21.98%)      (1.12%)       7.34%       24.60%

Net Assets, End of Period ($000)        $     294,581  $   335,177       204,263 $    266,726 $    255,131  $   203,089

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      1.05% *      1.06%         1.07%        1.09%        1.08%        1.11%
    - After Reimbursement #                     1.04% *      1.05%         1.05%        1.05%        1.05%        1.05%

Ratio of Net Investment Loss to
    Average Net Assets:
    - Before Reimbursement                     (0.67%)*     (0.64%)       (0.71%)      (0.58%)      (0.34%)      (0.41%)
    - After Reimbursement #                    (0.68%)*     (0.63%)       (0.69%)      (0.55%)      (0.31%)      (0.35%)

Portfolio Turnover Rate                        22.35% o     49.18%        54.41%       56.73%       56.95%       66.80%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                  Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $71,872,287 and $130,727,944, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $239,719,936. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $62,783,203 and gross depreciation of securities in which there was an excess of tax cost over value of $7,850,177, resulting in net appreciation of $54,933,026.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim T.Rowe Price Mid-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.26%
     50,000 Alliant Techsystems Inc*                                   3,167,000
        700 Embraer-Empresa Brasileira de Aeronautica SA
                  sponsored ADR*
         20,013
        500 Mercury Computer Systems Inc*                                 12,400
    103,800 Rockwell Collins                                           3,458,616
                                                                      $6,658,029

AGRICULTURE --- 0.01%
        500 Delta & Pine Land Co                                          10,975
                                                                         $10,975

AIR FREIGHT --- 1.20%
     38,700 CH Robinson Worldwide Inc                                  1,774,008
     35,600 Expeditors International of Washington Inc                 1,758,996
                                                                      $3,533,004

AIRLINES --- 0.56%
     55,000 JetBlue Airways Corp*                                      1,615,900
        700 SkyWest Inc                                                   12,187
        700 Southwest Airlines Co                                         11,739
                                                                      $1,639,826

AUTOMOBILES --- 0.01%
        400 Thor Industries Inc                                           13,384
        400 Winnebago Industries Inc                                      14,912
                                                                         $28,296

BANKS --- 0.23%
        500 Boston Private Financial Holdings Inc                         11,580
        200 City National Corp                                            13,140
        400 East West Bancorp Inc                                         12,280
        200 First Horizon National Corp*                                   9,094
        400 North Fork Bancorp Inc                                        15,220
     14,500 Silicon Valley Bancshares*                                   574,925
        700 Synovus Financial Corp                                        17,724
        200 UCBH Holdings Inc                                              7,904
                                                                        $661,867

BIOTECHNOLOGY --- 4.13%
        400 Biogen Idec Inc*                                              25,300
     34,300 Cephalon Inc*                                              1,852,200
        300 Charles River Laboratories International Inc*                 14,661
        300 Chiron Corp*                                                  13,392
      1,300 Diversa Corp*                                                 13,169
        400 Genzyme Corp*                                                 18,932
     42,200 Gilead Sciences Inc*                                       2,827,400
     55,100 Human Genome Sciences Inc*                                   640,813
     21,400 Invitrogen Corp*                                           1,540,586
    164,500 MedImmune Inc*                                             3,849,300
        800 Millennium Pharmaceuticals Inc*                               11,040
        600 Nektar Therapeutics*                                          11,976
     36,600 Protein Design Labs Inc*                                     700,158
        400 Techne Corp*                                                  17,380
     55,300 Vertex Pharmaceuticals Inc*                                  599,452
      1,300 deCODE Genetics Inc*                                          11,050
                                                                     $12,146,809

BROADCAST/MEDIA --- 3.73%
     62,000 Cablevision Systems Corp-Rainbow Media Group*              1,218,300
    156,700 Citadel Broadcasting Co*                                   2,283,119
     69,400 Cox Radio Inc*                                             1,206,172
        600 Cumulus Media Inc Class A*                                    10,086
        300 EW Scripps Co Class A                                         31,500
     23,500 Entercom Communications Corp*                                876,550
      1,300 Radio One Inc*                                                20,813
      1,900 Regent Communications Inc*                                    11,761
     31,800 Research in Motion Ltd*                                    2,176,392
     79,000 Rogers Communications Inc Class B                          1,432,270
        600 Salem Communications Corp  Class A*                           16,278
        800 Spanish Broadcasting System Inc*                               7,448
      1,000 Univision Communications Inc Class A*                         31,930
        600 Westwood One Inc*                                             14,280
     61,000 XM Satellite Radio Holdings Inc*                           1,664,690
                                                                     $11,001,589

BUILDING MATERIALS --- 0.78%
     57,000 American Standard Cos Inc*                                 2,297,670
        300 Trex Co Inc*                                                  11,325
                                                                      $2,308,995

CHEMICALS --- 1.62%
     34,500 Amylin Pharmaceuticals Inc*                                  786,600
        700 Ecolab Inc                                                    22,190
        400 Engelhard Corp                                                12,924
     23,000 ICOS Corp*                                                   686,320
     33,000 Potash Corp of Saskatchewan Inc                            3,197,700
        500 Praxair Inc                                                   19,955
        200 Sigma-Aldrich Corp                                            11,922
        500 Symyx Technologies Inc*                                       12,060
        400 Valspar Corp                                                  20,176
                                                                      $4,769,847

COMMUNICATIONS - EQUIPMENT --- 1.93%
     43,000 Comverse Technology Inc*                                     857,420
      3,600 Corning Inc*                                                  47,016
     68,000 Harris Corp                                                3,451,000
     10,700 JDS Uniphase Corp*                                            40,553
        300 Plantronics Inc*                                              12,630
     47,600 QLogic Corp*                                               1,265,684
                                                                      $5,674,303

COMPUTER HARDWARE & SYSTEMS --- 1.41%
      1,200 Cognizant Technology Solutions Corp*                          30,492
     13,600 Cognos Inc*                                                  491,776
     40,200 Diebold Inc                                                2,125,374
     15,500 Lexmark International Group Inc Class A*                   1,496,215
        800 Network Appliance Inc*                                        17,224
                                                                      $4,161,081

COMPUTER SOFTWARE & SERVICES --- 8.19%
     46,300 Adobe Systems Inc                                          2,152,950
        300 Affiliated Computer Services Inc Class A*                     15,882
      1,300 BMC Software Inc*                                             24,050
     23,000 CACI International Inc Class A*                              930,120
     33,000 CNET Networks Inc*                                           365,310
    121,600 Cadence Design Systems Inc*                                1,779,008
        500 Check Point Software Technologies Ltd*                        13,495
     27,100 Citrix Systems Inc*                                          551,756
      1,100 Electronic Arts Inc*                                          60,005
        600 F5 Networks Inc*                                              15,888
        400 FactSet Research Systems Inc                                  18,908
     32,500 Fair Isaac Co                                              1,084,850
        400 FileNET Corp*                                                 12,628
     50,200 Fiserv Inc*                                                1,952,278
     22,000 InterActiveCorp*                                             663,080
        700 Internet Security Systems Inc*                                10,738
     40,700 Intuit Inc*                                                1,570,206
     47,900 Jack Henry & Associates Inc                                  962,790
     55,900 Juniper Networks Inc*                                      1,373,463
        200 Kronos Inc*                                                    8,240
      1,800 MatrixOne Inc*                                                12,438
     34,400 Mercury Interactive Corp*                                  1,714,152
        900 NetIQ Corp*                                                   11,880
    158,800 Network Associates Inc*                                    2,879,044
        500 Paychex Inc                                                   16,940
        600 PeopleSoft Inc*                                               11,100
     54,900 Red Hat Inc*                                               1,261,053
        500 SINA Corp*                                                    16,495
        500 Sabre Holdings Corp                                           13,855
      1,700 Siebel Systems Inc*                                           18,156
     46,400 SunGard Data Systems Inc*                                  1,206,400
      1,100 Symantec Corp*                                                48,158
        800 Synopsys Inc*                                                 22,744
        700 VERITAS Software Corp*                                        19,390
    152,000 VeriSign Inc*                                              3,024,800
     28,000 WebMD Corp*                                                  260,960
        400 Websense Inc*                                                 14,892
                                                                     $24,118,102

CONTAINERS --- 0.01%
        400 Sealed Air Corp*                                              21,308
                                                                         $21,308

DISTRIBUTORS --- 0.00%
        300 Estee Lauder Cos                                              14,634
                                                                         $14,634

ELECTRONIC INSTRUMENT & EQUIP --- 3.84%
        500 Alliance Gaming Corp*                                          8,580
     32,500 CDW Corp                                                   2,072,200
     31,200 Flir Systems Inc*                                          1,712,880
     40,000 Garmin Ltd                                                 1,481,600
     43,800 Jabil Circuit Inc*                                         1,102,884
        300 Littelfuse Inc*                                               12,723
        700 Molex Inc                                                     19,096
        400 National Instruments Corp                                     12,260
     54,300 Roper Industries Inc                                       3,089,670
        200 Silicon Laboratories Inc*                                      9,270
        800 Symbol Technologies Inc                                       11,792
     37,400 Waters Corp*                                               1,786,972
                                                                     $11,319,927

ELECTRONICS - SEMICONDUCTOR --- 3.88%
     69,100 AMIS Holdings Inc*                                         1,169,172
        700 ASML Holding NV*                                              11,977
    143,000 Agere Systems Inc*                                           328,900
    232,900 Agere Systems Inc*                                           500,735
      2,300 Altera Corp*                                                  51,106
        200 Analog Devices Inc                                             9,416
        900 Broadcom Corp Class A*                                        42,093
        300 Cymer Inc*                                                    11,232
     56,400 Integrated Circuit Systems Inc*                            1,531,824
    100,100 Intersil Holding Corp                                      2,168,166
        400 KLA-Tencor Corp*                                              19,752
        700 Lam Research Corp*                                            18,760
      1,200 Linear Technology Corp                                        47,364
        400 Marvell Technology Group Ltd*                                 10,680
        500 Maxim Integrated Products Inc                                 26,210
     79,700 Microchip Technology Inc                                   2,513,738
      1,000 Microsemi Corp*                                               14,210
      1,300 National Semiconductor Corp*                                  28,587
     45,800 Novellus Systems Inc*                                      1,439,952
        300 Power Integrations Inc*                                        7,470
     61,600 Semtech Corp*                                              1,450,064
      1,300 Xilinx Inc*                                                   43,303
                                                                     $11,444,711

FINANCIAL SERVICES --- 5.63%
     78,000 CapitalSource Inc*                                         1,907,100
        900 Cintas Corp                                                   42,903
     50,900 Eaton Vance Corp                                           1,944,889
     31,600 Federated Investors Inc Class B                              958,744
      1,100 Franklin Resources Inc                                        55,088
     26,800 Investors Financial Services Corp                          1,167,944
     55,600 Iron Mountain Inc*                                         2,683,256
        700 Janus Capital Group Inc                                       11,543
     19,300 Legg Mason Inc                                             1,756,493
        300 MGIC Investment Corp                                          22,758
      1,500 Mellon Financial Corp                                         43,995
        800 Moody's Corp                                                  51,728
      1,300 Northern Trust Corp                                           54,964
     53,000 Principal Financial Group                                  1,843,340
     33,300 Radian Group Inc                                           1,595,070
        400 SEI Investments Co                                            11,616
        900 WPP Group PLC*                                                46,107
    107,800 Waddell & Reed Financial Class A                           2,383,458
                                                                     $16,580,996

FOOD & BEVERAGES --- 0.84%
     74,500 Cott Corp*                                                 2,413,800
        600 Hershey Foods Corp                                            27,762
        300 McCormick & Co Inc (nonvtg)                                   10,200
        300 Tootsie Roll Industries Inc                                    9,750
        300 Wm Wrigley Jr Co                                              18,915
                                                                      $2,480,427

GOLD, METALS & MINING --- 2.04%
     36,000 International Steel Group Inc*                             1,071,000
     50,000 Newmont Mining Corp                                        1,938,000
     39,000 Nucor Corp                                                 2,993,640
                                                                      $6,002,640

HEALTH CARE RELATED --- 7.02%
     51,000 Alkermes Inc*                                                693,600
     41,200 AmericsourceBergen Corp                                    2,462,936
      2,300 Anthem Inc*                                                  207,180
      1,200 Caremark Rx Inc*                                              39,528
     32,000 Community Health Systems Inc*                                856,640
     25,800 Coventry Health Care Inc*                                  1,261,620
     39,750 DaVita Inc*                                                1,225,493
        500 Express Scripts Inc Class A*                                  39,615
    116,800 Health Management Associates Inc Class A                   2,618,656
        300 Henry Schein Inc*                                             18,942
      1,100 IMS Health Inc                                                25,784
     51,000 Kinetic Concepts Inc*                                      2,544,900
        500 Lincare Holdings Inc*                                         16,430
     98,400 Manor Care Inc                                             3,215,712
        200 Martek Biosciences Corp*                                      11,234
        300 McKesson HBOC Inc                                             10,299
      1,100 Medco Health Solutions Inc*                                   41,250
    123,500 Omnicare Inc                                               5,287,035
        200 Patterson Dental Co*                                          15,298
        300 Quest Diagnostics Inc                                         25,485
        500 Renal Care Group Inc*                                         16,565
      1,000 WellChoice Inc*                                               41,400
        200 Wellpoint Health Networks Inc*                                22,402
                                                                     $20,698,004

HOMEBUILDING --- 0.04%
        500 Centex Corp                                                   22,875
        200 KB Home                                                       13,726
        800 Lennar Corp                                                   35,776
        300 Pulte Corp                                                    15,609
        600 Toll Corp*                                                    25,392
                                                                        $113,378

HOTELS/MOTELS --- 0.84%
     89,000 Fairmont Hotels & Resorts Inc                              2,398,550
        600 Hilton Hotels Corp                                            11,196
        800 Marriott International Inc Class A                            39,904
        300 Wynn Resorts Ltd*                                             11,589
                                                                      $2,461,239

HOUSEHOLD GOODS --- 0.00%
        200 Clorox Co                                                     10,756
                                                                         $10,756

INSURANCE RELATED --- 2.48%
        200 Ambac Financial Group Inc                                     14,688
        300 Arch Capital Group Ltd*                                       11,964
        500 Arthur J Gallagher & Co                                       15,225
     50,000 Assurant Inc*                                              1,319,000
     40,000 Axis Capital Holdings Ltd                                  1,120,000
        400 Brown & Brown Inc                                             17,240
     49,000 Genworth Financial Inc*                                    1,124,550
        200 MBIA Inc                                                      11,424
        100 Markel Corp*                                                  27,750
     40,000 Protective Life Corp                                       1,546,800
        300 RenaissanceRe Holdings Ltd*                                   16,185
        100 Triad Guaranty Inc*                                            5,820
     55,600 Willis Group Holdings Ltd                                  2,082,220
                                                                      $7,312,866

INVESTMENT BANK/BROKERAGE FIRM --- 0.50%
        200 AG Edwards Inc                                                 6,806
    125,000 Ameritrade Holding Corp*                                   1,418,750
        800 Amvescap PLC*                                                 11,120
      2,900 Charles Schwab Corp                                           27,869
      1,300 LaBranche & Co Inc                                            10,946
        400 Raymond James Financial Inc                                   10,580
                                                                      $1,486,071

LEISURE & ENTERTAINMENT --- 1.15%
     79,300 Brunswick Corp                                             3,235,440
        200 Harley-Davidson Inc                                           12,388
      1,000 International Game Technology                                 38,600
        600 Mattel Inc                                                    10,950
        500 Multimedia Games Inc*                                         13,410
        300 Polaris Industries Inc                                        14,400
        400 Royal Caribbean Cruises Ltd                                   17,364
        500 Shuffle Master Inc*                                           18,155
        800 Station Casinos Inc*                                          38,720
                                                                      $3,399,427

MACHINERY --- 0.79%
        200 CUNO Inc*                                                     10,670
        600 Emulex Corp*                                                   8,586
        300 IDEX Corp                                                     10,305
        400 Kaydon Corp                                                   12,372
     40,000 Oshkosh Truck Corp                                         2,292,400
                                                                      $2,334,333

MANUFACTURING --- 1.74%
     48,200 Danaher Corp                                               2,499,170
        300 Dover Corp                                                    12,630
     31,400 ITT Industries Inc                                         2,606,200
        200 Mettler-Toledo International Inc*                              9,828
        500 Pall Corp                                                     13,095
                                                                      $5,140,923

MEDICAL PRODUCTS --- 1.56%
        900 Applera Corp Applied Biosystems Group                         19,575
        500 ArthroCare Corp*                                              14,540
        200 Bausch & Lomb Inc                                             13,014
        300 Beckman Coulter Inc                                           18,300
        300 Becton Dickinson & Co                                         15,540
      1,000 Biomet Inc                                                    44,440
        200 CR Bard Inc                                                   11,330
        200 Cooper Cos Inc                                                12,634
        500 Dentsply International Inc                                    26,050
     43,300 Edwards Lifesciences Corp*                                 1,509,005
        400 Integra LifeSciences Holdings*                                14,108
     68,700 Laboratory Corp of America Holdings*                       2,727,390
        300 Millipore Corp*                                               16,911
        200 ResMed Inc*                                                   10,192
        200 Respironics Inc*                                              11,750
        300 Smith & Nephew PLC sponsored ADR*                             16,581
        200 St Jude Medical Inc*                                          15,130
        400 Stryker Corp                                                  22,000
        400 Sybron Dental Specialties Inc*                                11,940
        300 Varian Medical Systems Inc*                                   23,805
        300 Wright Medical Group Inc*                                     10,680
        500 Zimmer Holdings Inc*                                          44,100
                                                                      $4,609,015

MISCELLANEOUS --- 0.00%
        300 Jarden Corp*                                                  10,797
                                                                         $10,797

OFFICE EQUIPMENT & SUPPLIES --- 0.02%
        200 Avery Dennison Corp                                           12,802
        400 HNI Corp                                                      16,932
        200 Zebra Technologies Corp Class A*                              17,400
                                                                         $47,134

OIL & GAS --- 8.66%
        400 Apache Corp                                                   17,420
     92,800 BJ Services Co*                                            4,253,952
        500 Baker Hughes Inc                                              18,825
     44,400 Cooper Cameron Corp*                                       2,162,280
        400 Devon Energy Corp                                             26,400
     90,500 Diamond Offshore Drilling Inc                              2,156,615
     50,000 EOG Resources                                              2,985,500
     69,000 FMC Technologies Inc*                                      1,987,200
     46,000 Murphy Oil Corp                                            3,390,200
     68,700 Smith International Inc*                                   3,830,712
        300 Weatherford International Ltd*                                13,494
     62,000 Western Gas Resources Inc                                  2,013,760
     89,600 XTO Energy Inc                                             2,669,184
                                                                     $25,525,542

PHARMACEUTICALS --- 4.62%
     48,800 Abgenix Inc*                                                 571,936
        300 Allergan Inc                                                  26,856
     57,000 Andrx Group*                                               1,592,010
        500 AtheroGenics Inc*                                              9,515
     33,000 Barr Laboratories Inc*                                     1,112,100
     14,400 Celgene Corp*                                                824,544
    106,000 IVAX Corp*                                                 2,542,940
     25,000 ImcClone Systems Inc*                                      2,144,750
        300 Medicis Pharmaceutical Corp Class A                           11,985
     20,300 Neurocrine Biosciences Inc*                                1,052,555
        200 Onyx Pharmaceuticals Inc*                                      8,472
      6,300 Sepracor Inc*                                                333,270
     32,800 Taro Pharmaceutical Industries Ltd*                        1,426,800
        400 The Medicines Co*                                             12,204
     39,700 Valeant Pharmaceuticals International                        794,000
     43,000 Watson Pharmaceuticals Inc*                                1,156,700
                                                                     $13,620,637

POLLUTION CONTROL --- 0.00%
        200 Stericycle Inc*                                               10,348
                                                                         $10,348

PRINTING & PUBLISHING --- 0.50%
        400 Dow Jones & Co Inc                                            18,040
        200 McGraw-Hill Cos Inc                                           15,314
        700 Meredith Corp                                                 38,472
        600 New York Times Co Class A                                     26,826
     46,000 Scholastic Corp*                                           1,377,700
                                                                      $1,476,352

REAL ESTATE --- 0.00%
        500 Jones Lang LaSalle Inc*                                       13,550
                                                                         $13,550

RESTAURANTS --- 0.91%
     42,300 Cheesecake Factory Inc*                                    1,683,117
        300 Outback Steakhouse Inc                                        12,408
     23,000 PF Changs China Bistro Inc*                                  946,450
        400 Ruby Tuesday Inc                                              10,980
        400 Starbucks Corp*                                               17,392
                                                                      $2,670,347

RETAIL --- 6.89%
        600 99 Cents Only Stores*                                          9,150
        200 AutoZone Inc*                                                 16,020
        400 Bed Bath & Beyond Inc*                                        15,380
     45,000 Best Buy Co Inc                                            2,283,300
        800 Big Lots Inc*                                                 11,568
        300 CVS Corp                                                      12,606
      2,100 Dollar General Corp                                           41,076
     66,700 Dollar Tree Stores Inc*                                    1,829,581
     89,300 Family Dollar Stores Inc                                   2,716,506
        500 Freds Inc                                                     11,045
      8,000 MSC Industrial Direct Co Inc Class A                         262,720
        400 Men's Wearhouse Inc*                                          10,556
     39,300 O'Reilly Automotive Inc*                                   1,776,360
    100,100 Petsmart Inc                                               3,248,245
     75,700 Ross Stores Inc                                            2,025,732
     14,000 Shoppers Drug Mart Corp*                                     348,760
     26,000 Shoppers Drug Mart Corp*                                     647,697
      2,100 Staples Inc                                                   61,551
      2,300 TJX Cos Inc                                                   55,522
        400 Tiffany & Co                                                  14,740
     32,000 Whole Foods Market Inc                                     3,054,626
     55,900 Williams-Sonoma Inc*                                       1,842,464
                                                                     $20,295,205

SPECIALIZED SERVICES --- 12.14%
        600 ARAMARK Corp*                                                 17,256
     15,300 Apollo Group Inc*                                          1,350,837
    116,000 BearingPoint Inc*                                          1,028,920
        400 Career Education Corp*                                        18,224
     79,000 Catalina Marketing Corp*                                   1,444,910
    120,000 Ceridian Corp*                                             2,700,000
     88,700 Certegy Inc                                                3,441,560
     28,000 CheckFree Corp*                                              840,000
    103,600 ChoicePoint Inc*                                           4,730,376
        400 Corinthian Colleges Inc*                                       9,896
        400 Corporate Executive Board Co                                  23,116
     74,600 DST Systems Inc*                                           3,587,514
        400 DeVry Inc*                                                    10,968
        400 Dun & Bradstreet Corp*                                        21,564
     57,700 Education Management Corp*                                 1,896,022
        600 Equifax Inc                                                   14,850
      6,500 Getty Images Inc*                                            390,000
     25,200 Global Payments Inc                                        1,134,504
        200 H&R Block Inc                                                  9,536
        500 Harte-Hanks Inc                                               12,205
     75,400 Hewitt Associates Inc*                                     2,073,500
        400 ITT Educational Services Inc*                                 15,208
     15,400 Lamar Advertising Co*                                        667,590
     67,500 Manpower Inc                                               3,426,975
     64,900 Monster Worldwide Inc*                                     1,669,228
        200 Omnicom Group Inc                                             15,178
     86,800 Robert Half International Inc*                             2,584,036
        200 UTI Worldwide Inc                                             10,538
        300 Universal Technical Institute Inc*                            11,994
        300 University Of Phoenix Online*                                 26,277
     95,500 Viad Corp                                                  2,579,455
        400 Watson Wyatt & Co Holdings*                                   10,660
                                                                     $35,772,897

TELEPHONE & TELECOMMUNICATIONS --- 2.99%
        800 American Tower Corp*                                          12,160
    138,900 Crown Castle International Corp*                           2,048,775
     44,000 Nextel Communications Inc*                                 1,173,040
    114,100 Nextel Partners Inc*                                       1,816,472
        400 Rogers Wireless Communications Inc*                           10,820
     33,000 Triton PCS Holdings Inc Class A*                             143,880
    124,400 Western Wireless Corp*                                     3,596,404
                                                                      $8,801,551

TEXTILES --- 0.01%
        400 Coach Inc*                                                    18,076
                                                                         $18,076

TRANSPORTATION --- 0.01%
        400 Landstar System Inc*                                          21,148
                                                                         $21,148

TOTAL COMMON STOCK --- 95.17%                                       $280,426,962
(Cost $218,095,938)

SHORT-TERM INVESTMENTS

14,226,000 Fannie Mae                                                14,226,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 4.83%                               $14,226,000
(Cost $14,226,000)

TOTAL MAXIM T.ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%          $294,652,962
(Cost $232,321,938)

Legend
* Non-income Producing Security
ADR - American Depository Reciept
See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004